Impairment of Long-Lived Assets - Additional Information (Detail)	12 Months Ended													1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Computer and equipment USD ($)	Dec. 31, 2013 Computer and equipment CNY	Dec. 31, 2012 Computer and equipment CNY	Dec. 31, 2011 Computer and equipment CNY	Dec. 31, 2013 Licensed games that have not commercially Launched USD ($)	Dec. 31, 2013 Licensed games that have not commercially Launched CNY	Dec. 31, 2012 Licensed games that have not commercially Launched CNY	Dec. 31, 2013 Computers and equipment USD ($)	Dec. 31, 2013 Computers and equipment CNY	Mar. 31, 2014 Computers and equipment Subsequent Event USD ($)	Mar. 31, 2014 Computers and equipment Subsequent Event CNY
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment on equipment	$ 313,825	1,899,803	0	0	$ 300,000	1,900,000	0	0
Impairment of intangible assets	631,885	3,825,243	569,139	0					600,000	3,800,000	600,000
Prepayment made to supplier	1,900,000	11,800,000		20,000,000
Refund of prepayment from supplier in first installment														300,000	2,000,000
Impairment on prepaid amount receivable from supplier												$ 3,000,000	17,900,000